Basis of presentation and summary of significant accounting policies	3 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2 — Basis of presentation and summary of significant accounting policies

The following is a summary of the significant accounting policies consistently applied in the preparation of the accompanying consolidated financial statements.

Unaudited Interim Financial Statements

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited condensed consolidated financial statements reflect all normal and recurring adjustments that are, in the opinion of the Company’s management, necessary for the fair presentation of the results of operations for the interim periods. Operating results for the three months ended March 31, 2020 are not necessarily indicative of the results that may be expected for the year ending December 31, 2020. These interim financial statements should be read in conjunction with GDI’s audited financial statements for the year ended December 31, 2019 included in the Current Report on Form 8-K that the Company filed with the SEC on March 9, 2020.

Basis of presentation

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Although ChaSerg was the legal acquirer, for accounting purposes, GDI was deemed to be the accounting acquirer. GDI was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

●	GDI holds executive management roles for the Company and those individuals are responsible for the day-to-day operations;

●	GDI’s former owners have the largest minority voting rights in the Company;

●	From a revenue and business operation standpoint, GDI was the larger entity in terms of relative size;

●	Grid Dynamics’ San Ramon, CA headquarters are the headquarters of the Company; and

●	The intended strategy of the Company will continue GDI’s strategy of driving enterprise-level digital transformation in the Fortune 500 companies.

In conjunction with the Business Combination, outstanding shares of GDI were converted into common stock of the Company, par value $0.0001 per share, shown as a recapitalization, and the net assets of ChaSerg were acquired at historical cost, with no goodwill or other intangible assets recorded. GDI was deemed to be the predecessor of the Company, and the consolidated assets and liabilities and results of operations prior to the Closing (for the year ended December 31, 2019 and quarters ended March 31, 2020 and 2019) are those of GDI. ChaSerg’s assets and liabilities, which include net cash from the trust of $85.1 million, and results of operations were consolidated with GDI beginning on the Closing. The shares and corresponding capital amounts and earnings per share available to common stockholders, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Merger Agreement.

Principles of consolidation

The accompanying condensed financial statements include the accounts of the Company and all of its subsidiaries that are directly or indirectly owned or controlled. Intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of the consolidated condensed financial statements in accordance with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ from these estimates and such differences could be material. Significant estimates include useful lives and recoverability of property and equipment, allowances for receivables, calculation of accrued liabilities, capitalization of internally developed software, stock-based compensation, and uncertain tax positions.

Certain significant risks and uncertainties

The Company is subject to risks, including but not limited to, concentrations of credit and foreign currency risks. Refer to Note 4 below for additional information. Additionally, the Company has been impacted by the recent coronavirus (“COVID-19”) outbreak. The global outbreak of COVID-19 has negatively affected the U.S. and global economy, disrupted global supply chains, resulted in significant travel and transport restrictions, including mandated closures and orders to “shelter-in-place,” and created significant disruption of the financial market. The COVID-19 outbreak has impacted the Company’s revenues and the Company’s business continues to be exposed to risks and uncertainties related to the pandemic.  The impact of COVID-19 has been more pronounced with the Company’s retail customers, which depend on keeping their stores open. Additionally, in situations where the Company’s customers encounter financial difficulties, there is a risk associated with the Company’s inability to collect money from customers. The Company has taken several actions to deal with the pandemic. These include enabling its employees to work from home, company-wide salary and compensation cuts, hiring freezes, and suspending all non-essential travel. The ultimate impact and the extent to which the COVID-19 pandemic will continue to affect the business, results of operation and financial condition is difficult to predict and depends on numerous evolving factors outside of the Company’s control including: the duration and scope of the pandemic; government, social, business and other actions that have been and will be taken in response to the pandemic; and the effect of the pandemic on short and long-term general economic conditions.

Cash and cash equivalents

The Company considers cash equivalents to be highly liquid investments with original maturities of three months or less from the date of purchase. Cash equivalents are stated at cost, which approximates fair value. At times, cash deposits with banks may exceed federally insured limits.

Accounts receivable and allowance for doubtful accounts

Accounts receivable, less allowance for doubtful accounts, reflect the net realizable value of receivables and approximate fair value. The Company maintains an allowance against accounts receivable for the estimated probable losses on uncollectible accounts. The allowance is based upon historical loss experience, current economic conditions within the industries the Company serves as well as determination of the specific risk related to certain customers. Accounts receivable are charged off against the reserve when, in management’s estimation, further collection efforts would not result in a reasonable likelihood of receipt. The allowance for doubtful accounts balance increased $0.9 million for the period ended March 31, 2020 compared to December 31, 2019.

Revenue recognition

The Company accounts for a contract with a customer when 1) the parties to the contract have approved the contract and are committed to performing their respective obligations, 2) the contract identifies each party’s rights regarding the goods or services to be transferred, 3) the contract identifies the payment terms for the goods or services to be transferred, 4) the contract has commercial substance, and 5) collection of substantially all consideration pursuant to the contract is probable.

The Company derives its revenue from offering a suite of digital engineering and information technology (“IT”) consulting services, including digital transformation strategy, emerging technology, lean labs and legacy system replatforming. For most contracts, the Company uses master agreements to govern the overall relevant terms and conditions of the business arrangement between the Company and its customers. When the Company and a customer enter into a Master Services Agreement (“MSA”), purchases are generally made by the customer via a statement of work (“SOW”) which explicitly references the MSA and specifies the services to be delivered. Fees for these contracts may be in the form of time-and-materials or fixed-fee arrangements. The majority of the Company’s revenues are generated under time-and-material contracts which are billed using hourly rates to determine the amounts to be charged directly to the customer. Fees are billed and collected as stipulated in the contract, and revenue is recognized as services are performed. If there is an uncertainty about the receipt of payment for the services, revenue is recognized to the extent that a significant reversal of revenue would not be probable.

Consulting services revenue is a single performance obligation earned through a series of distinct daily services and may include services such as those described above. The Company recognizes revenue for services over time as the customer simultaneously receives and consumes the benefits as the Company performs IT consulting services. For time-and-materials contracts, the customer derives value from the Company providing daily consulting services, and the value derived corresponds to the labor hours expended. Therefore, the Company measures the progress and recognizes revenue using an effort-based input method. For fixed-fee contracts, revenue is recognized ratably over the contract term.

For time-and-material contracts, the Company applies the variable consideration allocation exception. Therefore, instead of allocating the variable consideration to the entire performance obligation, the Company determined the variable consideration should be allocated to each distinct service to which the variable consideration relates, which is providing the customer daily consulting services. The Company also offers volume discounts or early settlement discounts. Volume discounts apply once the customer reaches certain contractual spend thresholds. Early settlement discounts are issued contingent upon the timing of the payment from the customer. If the consideration promised in a contract includes a variable amount, the Company only includes estimated amounts of consideration in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. These estimates may require management to make subjective judgments and to make estimates about the effects of matters inherently uncertain. The determination of whether to constrain consideration in the transaction price are based on information (historical, current and forecasted) that is reasonably available to the Company, taking into consideration the type of customer, the type of transaction and the specific facts and circumstances of each arrangement. Although the Company believes that its approach in developing estimates and its reliance on certain judgments and underlying inputs is reasonable, actual results may differ from management’s estimates, judgments and assumptions. These estimates have historically not been material to the consolidated financial statements.

Remaining performance obligation

ASC 606 requires that the Company disclose the aggregate amount of transaction price that is allocated to performance obligations that have not yet been satisfied as of March 31, 2020. This disclosure is not required for:

1)	contracts with an original duration of one year or less, including contracts that can be terminated for convenience without a substantive penalty,

2)	contracts for which the Company recognizes revenues based on the right to invoice for services performed,

3)	variable consideration allocated entirely to a wholly unsatisfied performance obligation or to a wholly unsatisfied promise to transfer a distinct good or service that forms part of a single performance obligation in accordance with ASC 606-10-25-14(b), for which the criteria in ASC 606-10-32-40 have been met, or

4)	variable consideration in the form of a sales-based or usage-based royalty promised in exchange for a license of intellectual property.

All of the Company’s contracts met one or more of these exemptions as of March 31, 2020.

Income taxes

The Company follows the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax basis of the assets and liabilities. The determination of the provision for income taxes requires significant judgment, the use of estimates and the interpretation and application of complex tax laws. The provision for income taxes reflects a combination of income earned and taxed in the various U.S. federal and state, international and other jurisdictions. Jurisdictional tax law changes, increases or decreases in permanent differences between book and tax items, accruals or adjustments of accruals for tax contingencies or valuation allowances, and the change in the mix of earnings from these taxing jurisdictions all affect the overall effective tax rate.

In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. Management considers all available evidence, both positive and negative, in determining whether a valuation allowance is required. Such evidence includes prior earnings history, the scheduled reversal of deferred tax liabilities, projected future taxable income, carryback and carryforward periods of tax attributes, and tax planning strategies that could potentially enhance the likelihood of realization of a deferred tax asset in making this assessment. The weight given to the positive and negative evidence is commensurate with the extent to which the evidence may be objectively verified.

The Company evaluates for uncertain tax positions at each balance sheet date. When it is more likely than not that a position will be sustained upon examination by a tax authority that has full knowledge of all relevant information, the Company measures the amount of tax benefit from the position and records the largest amount of tax benefit that is greater than 50% likely of being realized after settlement with a tax authority. The Company’s policy for interest and/or penalties related to underpayments of income taxes is to include interest and penalties in income tax expense.

Restructuring

The Company initiated a restructuring plan focused on optimizing utilization. For the three months ended March 31, 2020 the Company incurred and paid total restructuring expenses of $689,000 which mostly included employee termination costs. This amount is included as a component of general and administrative expenses in the condensed consolidated financial statements.

Recently adopted accounting pronouncements

Changes to U.S. GAAP are established by the Financial Accounting Standards Board (the “FASB”), in the form of Accounting Standards Updates (“ASUs”), to the FASB’s ASC. The Company has elected not to opt out of the extended transition period and thus when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which amends ASC 820, Fair Value Measurement. ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying or adding certain disclosures. The accounting standard update was effective beginning in the first quarter of fiscal year 2020, with removed and modified disclosures to be adopted on a retrospective basis, and new disclosures to be adopted on a prospective basis. The Company has determined that the adoption of this guidance did not have a material effect on the consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-17, “Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities”. The new standard changes how entities evaluate decision-making fees under the variable interest entity guidance. The new standard is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The standard should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings at the beginning of the period of adoption. The Company has determined that the adoption of this guidance did not have a material effect on the consolidated financial statements.

Recently issued accounting pronouncements

The Company considered the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases. ASU 2016-02 requires lessees to put most leases on their balance sheet while recognizing expense in a manner similar to existing accounting. ASU 2016-02 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The standard allows for two methods of adoption to recognize and measure leases: retrospectively to each prior period presented in the financial statements with the cumulative effect of initially applying the guidance recognized at the beginning of the earliest comparative period presented or retrospectively at the beginning of the period of adoption with the cumulative effect of initially applying the guidance recognized at the beginning of the period in which the guidance is first applied. Both adoption methods include a number of optional practical expedients that entities may elect to apply. The Company will adopt the standard retrospectively at the beginning of the period of adoption with the cumulative effect of initially applying the guidance recognized at the beginning of the period in which the guidance is first applied. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), delaying the effective implementation date for ASC 842 by one year for entities that have not yet adopted the standard. The new accounting guidance is effective for the Company for fiscal periods beginning after December 15, 2020 and early adoption is permitted. The Company has not yet determined the impact that the adoption of this guidance will have on the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments. Topic 326 was subsequently amended by ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief, and clarified the guidance with the release of ASU 2020-02 Financial Instruments—Credit Losses (Topic 326) and Leases (Topic 842). These ASUs replace the current incurred loss impairment methodology with a methodology that reflects expected credit losses measured at amortized cost and certain other instruments, including loans, held-to-maturity debt securities, net investments in leases, and off-balance sheet credit exposures. In November 2019 the FASB issued ASU No. 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), delaying the effective implementation date for Topic 326 by one year for entities that have not yet adopted the standard. The update is effective for fiscal years beginning after December 15, 2022, and interim periods with fiscal years after December 15, 2022. The Company has not yet determined the impact that the adoption of this guidance will have on the consolidated financial statements.

In December 2019, the FASB issued Accounting Standard Update No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes by removing certain exceptions to the general principles and also simplification of areas such as franchise taxes, step-up in tax basis goodwill, separate entity financial statements and interim recognition of enactment of tax laws or rate changes. The update is effective for fiscal years beginning after December 15, 2021, and interim periods with fiscal years after December 15, 2022 on a prospective basis, and early adoption is permitted. The Company is currently evaluating the impact of the new guidance on the consolidated financial statements.

In March 2020, FASB issued ASU No. 2020-03, Codification to Financial Instruments. This ASU improves and clarifies various financial instruments topics, including the current expected credit losses (“CECL”) standard issued in 2016. The ASU includes seven different issues that describe the areas of improvement and the related amendments to GAAP, intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The amendments related to Issue 1, Issue 2, Issue 3, Issue 4, and Issue 5 were effective upon issuance of this update. The new guidance did not have a material impact on the consolidated financial statements. The amendments related to Issue 6 and Issue 7 are effective for the Company the earlier of January 1, 2023 or when the Company adopts ASU 2016-13, if early adopted. The Company is currently evaluating the impact these topics will have on the consolidated financial statements.